SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Narrative (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($)	Jul. 21, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Apr. 12, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 24, 2020 USD ($)	Oct. 16, 2020 USD ($)	Sep. 28, 2020 USD ($)	Jun. 30, 2020 USD ($)	Apr. 14, 2020 USD ($)	Apr. 09, 2020 USD ($)	Feb. 21, 2020 USD ($)	Jan. 17, 2018 USD ($)	Sep. 14, 2017 USD ($)	Mar. 10, 2017 USD ($)	Jun. 02, 2016 USD ($)
Disclosure of subsidiaries [line items]
Issued capital	$ 125,937				$ 122,642				$ 111,066
BFI
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
BFL
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Unsecured Notes Due 2026 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings																$ 500
Annual Rate																4.25%
Unsecured Notes Due 2047 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings													$ 350	$ 550
Annual Rate														4.70%
Unsecured Notes Due 2028 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings													$ 650
Annual Rate													3.90%
Unsecured Notes Due 2029 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings													$ 1,000
Annual Rate													4.85%
Unsecured Notes Due 2030 [Domain] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings										$ 150	$ 600
Annual Rate										4.35%	4.35%
Unsecured Notes Due 2024 | BFI
Disclosure of subsidiaries [line items]
Annual Rate															4.00%
Unsecured Notes Due 2024 | BFL
Disclosure of subsidiaries [line items]
Corporate borrowings															$ 750
Unsecured Notes Due 2050 [Member] | BFI
Disclosure of subsidiaries [line items]
Annual Rate												3.45%
Unsecured Notes Due 2050 [Member] | BFL
Disclosure of subsidiaries [line items]
Corporate borrowings												$ 600
Unsecured Notes Due 2051 [Domain] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings								$ 500
Annual Rate								3.50%
Subordinated Notes Due in 2080 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings							$ 400
Annual Rate							4.625%
Perpetual Preferred Shares [Member] | Brookfield Finance I (UK) PLC [Member]
Disclosure of subsidiaries [line items]
Corporate borrowings						$ 230
Annual Rate						4.50%
Unsecured Notes Due 2031 [Domain] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings				$ 500
Annual Rate				2.724%
Subordinated Notes Due in 2051 [Domain] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings		$ 250
Annual Rate		3.50%
Borrowings, yield rate		3.26%
Senior Notes Due 2032 [Domain] | Brookfield Finance I (UK) PLC [Member]
Disclosure of subsidiaries [line items]
Corporate borrowings		$ 600
Annual Rate		2.34%
Preferred shares | BIC
Disclosure of subsidiaries [line items]
Issued capital			$ 37